Subordinated loans - Schedule of subordinated loans by group companies (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 14,791	€ 15,805	€ 16,588
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	13,795	13,150
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 996	€ 2,654